INCOME TAXES - Reconciliation of Federal Income Tax Expense (Details) - USD ($) $ in Millions	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of federal income tax expense at the federal statutory rate to the total provision for income taxes
Book income before income taxes	$ 178	$ 148		$ 496	$ 457	$ 573	$ 574	$ 464
Federal income tax expense at statutory rate (21%)	37	31		104	96	120	121	97
Increases (reductions) in taxes resulting from-
State income taxes, net of federal income tax benefit	8	7		22	21	28	28	24
State and municipal valuation allowances						0	(4)	0
AFUDC equity and other flow-through	(4)	(2)		(10)	(7)	(9)	(5)	(7)
Excess deferred amortization due to the Tax Act	5	0		3	(1)	(2)	(3)	(2)
Taxes related to the FET Equity Interest Sale, net	0	0	$ 23	0	23	24	0	0
Other, net	0	1		(1)	1	1	(1)	(1)
Total income taxes (benefits)	$ (24)	$ 37		$ 48	$ 133	$ 162	$ 136	$ 111
Effective income tax rate	(13.50%)	25.00%		9.70%	29.10%	28.30%	23.70%	23.90%